GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 1,167,497	$ 1,064,348
Working capital	$ 538,707